MERRILL LYNCH
TECHNOLOGY
FUND, INC.







FUND LOGO







Semi-Annual Report

September 30, 1995











This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Merrill Lynch
Technology Fund, Inc.
Box 9011
Princeton, NJ
08543-9011









MERRILL LYNCH TECHNOLOGY FUND, INC.


Worldwide
Investments
As of 9/30/95


Ten Largest Holdings                      Percent of
Represented in the Portfolio              Net Assets

Acclaim Entertainment, Inc.                 13.9%
Informix Corp.                              13.0
LSI Logic Corp.                             10.9
Creative Technology Ltd.*.                   9.9
3Com Corporation                             5.2
Bay Networks Inc.                            5.2
Electronic Arts, Inc.                        5.2
cisco Systems, Inc.                          5.1
Novell, Inc.                                 4.5
Polaroid Corporation                         4.4

[FN]
*Includes holdings in Singapore and the United States.

Ten Largest Industries                    Percent of
Represented in the Portfolio              Net Assets

Educational/Entertainment Software          19.1%
Internetworking                             15.5
Application Development Software            14.3
Application Specific Integrated Circuits    10.9
Microcomputer Software                       9.9
Communications                               5.2
Photography                                  4.4
Computer Peripherals                         4.2
Communications Equipment                     3.7
Machinery                                    3.2





Officers and
Directors


Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
James K. Renck, Vice President and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, New York 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
Transfer Agency Mutual Fund Operations
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863

DEAR SHAREHOLDER

Merrill Lynch Technology Fund, Inc. made money in the September quarter. The Fund's total investment returns for Class A, Class B, Class C and Class D Shares were +24.95%, +24.62%, +24.52%, and
+24.77%, respectively.

We were able to achieve these results because we eliminated nearly all of the Fund's investments in Japanese stocks during the June quarter and reinvested that cash in a limited number of US technology stocks. By the end of September, the top ten stocks in the portfolio represented 77.3% of net assets, and the cash position was 7.5% of net assets. Despite the volatile start to the September quarter, when many US technology stocks came under intense selling pressure, we remained positive about specific investment opportunities.

Portfolio Matters
During the September quarter, we made significant investments in the internetworking industry. (Internetworking is that combination of hardware and software which enables the connection of computers to networks as well as connecting disparate networks.)

Several trends have surfaced which have accelerated the industry's growth rate from about 40% annually to more than 50% per year. First, ethernet switching has taken the networking world by storm. Switches enable network administrators to dramatically increase the speed and performance of their existing network investment with the adoption of such technology. Second, corporate networks no longer are confined to home offices. The network is being extended to all locations and, more importantly, to those who travel between locations. Remote access to networks has become a mandatory requirement. Third, the Internet is quickly becoming part of corporate America's networking strategy as an increasing number of companies devise methods for leveraging this newly discovered asset.

For most of the last 12 months there has been a consolidation underway in the internetworking industry. Small companies with point products of unique technology focused on these high-growth segments have been acquired, recently by older, established companies. From this process, Bay Networks Inc. (BNET), cisco Systems, Inc. (CSCO) and 3Com Corporation (COMS) have evolved to become the dominant firms in the industry with a broad array of leading-edge products. We initiated positions in cisco and Bay Networks in the quarter, and added to our 3Com holding. Cisco recently surprised investors when it reported its fourth fiscal quarter (ending July 31, 1995) with 72% revenue growth and 60% earnings growth. This was followed shortly by 3Com reporting its first fiscal quarter (ending August 31, 1995) with revenue growth of 63% and earnings growth of 64%. Bay Networks just reported its third fiscal quarter (ending September 30, 1995) and posted revenue growth of 46% and earnings growth of 66%.

In Conclusion
We thank you for your patience and continued investment in Merrill Lynch Technology Fund, Inc., and we look forward to reporting to you again in our upcoming quarterly report.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President






(James K. Renck)
James K. Renck
Vice President and Portfolio Manager



October 19, 1995






PERFORMANCE DATA

About Fund
Performance

Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

Performance data for the Fund's Class A and Class B Shares are presented in the "Performance Summary" and "Average Annual Total Return" tables below and on page 4. "Aggregate Total Return" tables for Class C and Class D Shares are also presented on page 4. Data for all of the Fund's shares are presented in the "Recent Performance Results" table on pages 4 and 5.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class A and Class B Shares for the 12-month and 3-month periods ended September 30, 1995 and for Class C and Class D Shares for the since inception and 3-month periods ended September 30, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance
Summary--
Class A Shares
                            Net Asset Value           Capital Gains
Period Covered            Beginning    Ending          Distributed        Dividends Paid*      % Change**
4/27/92--12/31/92          $3.83       $4.90                --                 $0.337            +37.05%
1993                        4.90        4.50              $0.002                1.411            +22.44
1994                        4.50        5.24                --                  0.442            +26.63
1/1/95--9/30/95             5.24        6.71                --                   --              +28.05
                                                          ------               ------
                                                    Total $0.002         Total $2.190

                                                        Cumulative total return as of 9/30/95:  +172.10%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



PERFORMANCE DATA (concluded)

Performance
Summary--
Class B Shares
                            Net Asset Value           Capital Gains
Period Covered            Beginning    Ending          Distributed         Dividends Paid*     % Change**
4/27/92--12/31/92          $3.83       $4.87                --                 $0.337            +36.29%
1993                        4.87        4.43              $0.002                1.374            +20.89
1994                        4.43        5.14                --                  0.405            +25.50
1/1/95--9/30/95             5.14        6.53                --                   --              +27.04
                                                          ------               ------
                                                    Total $0.002         Total $2.116

                                                         Cumulative total return as of 9/30/95: +162.71%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/95                        +24.83%        +18.28%
Inception (4/27/92) through 9/30/95       +33.92         +31.83

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 9/30/95                        +23.55%        +19.55%
Inception (4/27/92) through 9/30/95       +32.55         +32.40

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



Aggregate
Total Return


                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Inception (10/21/94) through 9/30/95      +21.38%        +20.38%

[FN]
 *Maximum contingent deferred sales charge is 1% and reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.




                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Inception (10/21/94) through 9/30/95      +22.28%        +15.86%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Recent
Performance
Results*
                                                                                    12 Month    3 Month
                                                 9/30/95     6/30/95    9/30/94++  % Change++   % Change
Class A Shares                                     $6.71      $5.37      $5.77       +16.29%     +24.95%
Class B Shares                                      6.53       5.24       5.65       +15.58      +24.62
Class C Shares                                      6.50       5.22       5.75       +13.04      +24.52
Class D Shares                                      6.70       5.37       5.88       +13.95      +24.77
Class A Shares--Total Return                                                         +24.83(1)   +24.95
Class B Shares--Total Return                                                         +23.55(2)   +24.62
Class C Shares--Total Return                                                         +21.38(3)   +24.52
Class D Shares--Total Return                                                         +22.28(4)   +24.77

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 ++Investment results shown for Class C and Class D Shares are since inception (10/21/94).
(1)Percent change includes reinvestment of $0.372 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.342 per share ordinary income dividends.
(3)Percent change includes reinvestment of $0.364 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.370 per share ordinary income dividends.

SCHEDULE OF INVESTMENTS                                                                                     (in US dollars)
                                    Shares                                                               Value     Percent of
COUNTRY      Industries              Held                      Stocks                      Cost         (Note 1a)  Net Assets
Japan        Components              200,000    SMK Corp.                            $    1,432,563   $    1,282,828    0.1%
                                     489,000    Tamura Corp.                              3,759,508        3,225,424    0.3
                                     200,000    Tokin Corp.                               2,834,543        2,767,677    0.2
                                                                                     --------------   --------------  ------
                                                                                          8,026,614        7,275,929    0.6

             Machinery             3,419,000    Ushio Inc.                               37,465,179       37,988,889    3.2

                                                Total Investments in Japanese
                                                Stocks                                   45,491,793       45,264,818    3.8


Singapore    Microcomputer           727,150  ++Creative Technology Ltd.                  9,807,063        9,517,938    0.8
             Software

                                                Total Investments in Singaporean
                                                Stocks                                    9,807,063        9,517,938    0.8


United       Application              60,000  ++FTP Software, Inc.                        1,666,872        1,665,000    0.1
States       Development             155,600  ++Peoplesoft Inc.                           6,052,916       14,081,800    1.2
             Software              4,800,000  ++Informix Corp.                           95,190,961      156,000,000   13.0
                                                                                     --------------   --------------  ------
                                                                                        102,910,749      171,746,800   14.3

             Application           2,264,400  ++LSI Logic Corp.                          79,898,858      130,769,100   10.9
             Specific
             Integrated
             Circuits

             Communications          225,000  ++Bolt Beranek and Newman, Inc.             8,117,850        8,409,375    0.7
                                   2,946,700  ++Novell, Inc.                             58,048,782       53,777,275    4.5
                                                                                     --------------   --------------  ------
                                                                                         66,166,632       62,186,650    5.2

             Communications          604,500  ++Stratacom, Inc.                          31,384,684       33,171,938    2.8
             Equipment               262,900  ++Tellabs, Inc.                            12,283,178       11,041,800    0.9
                                                                                     --------------   --------------  ------
                                                                                         43,667,862       44,213,738    3.7

             Computer                601,000    Hewlett-Packard Company                  47,928,974       50,108,375    4.2
             Peripherals

             Educational/          6,480,000  ++Acclaim Entertainment, Inc.++++         103,211,387      166,050,000   13.9
             Entertainment         1,679,400  ++Electronic Arts, Inc.                    49,908,084       61,508,025    5.2
             Software                                                                --------------   --------------  ------
                                                                                        153,119,471      227,558,025   19.1

             Internetworking       1,370,000  ++3Com Corporation                         44,878,340       62,335,000    5.2
                                   1,160,000  ++Bay Networks Inc.                        55,262,550       61,915,000    5.2
                                     890,000  ++cisco Systems, Inc.                      58,681,825       61,410,000    5.1
                                                                                     --------------   --------------  ------
                                                                                        158,822,715      185,660,000   15.5

             Liquid Crystal           85,000  ++MRS Technology Inc.                       1,126,251          403,750    0.0
             Display Capital
             Equipment




SCHEDULE OF INVESTMENTS (concluded)                                                                         (in US dollars)
                                    Shares                                                               Value     Percent of
COUNTRY      Industries              Held                      Stocks                      Cost         (Note1a)   Net Assets
United       Microcomputer         8,106,700  ++Creative Technology Ltd. ++++        $  113,149,604   $  108,427,112    9.1%
States       Software
(concluded)
             Photography           1,332,300    Polaroid Corporation                     57,834,990       52,958,925    4.4

             Semiconductors          613,000  ++Cirrus Logic, Inc.                       29,950,478       35,017,625    2.9

             Semiconductors--        700,000  ++Integrated Device Technology, Inc.       19,118,439       17,412,500    1.5
             Memory

                                                Total Investments in
                                                United States Stocks                    873,695,023    1,086,462,600   90.8


                                                Total Investments in Stocks             928,993,879    1,141,245,356   95.4


SHORT-TERM                             Face
SECURITIES                            Amount              Issue


             Commercial Paper*   $40,708,000    Ford Motor Credit Co., 6.50%
                                                due 10/02/1995                           40,693,300       40,693,300    3.4

                                                Total Investments in Commercial
                                                Paper                                    40,693,300       40,693,300    3.4

             US Government                      Federal Home Loan Bank:
             & Agency             40,000,000      5.58% due 10/25/1995                   39,845,000       39,845,000    3.3
             Obligations*         10,000,000      5.58% due 10/26/1995                    9,959,700        9,959,700    0.8

                                                Total Investments in US Government
                                                & Agency Obligations                     49,804,700       49,804,700    4.1


                                                Total Investments in Short-Term
                                                Securities                               90,498,000       90,498,000    7.5


             Total Investments                                                       $1,019,491,879    1,231,743,356  102.9
                                                                                     ==============
             Unrealized Depreciation on Forward Foreign Exchange Contracts**                              (1,015,257)  (0.1)

             Liabilities in Excess of Other Assets                                                       (34,028,855)  (2.8)
                                                                                                      --------------  ------
             Net Assets                                                                               $1,196,699,244  100.0%
                                                                                                      ==============  ======


   *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Company.
  **Forward foreign exchange contracts as of September 30, 1995 are as follows:


                                                                  Unrealized
                                    Expiration                   Depreciation
    Foreign Currency Sold              Date                       (Note 1b)

    YEN   7,703,400,864            October 1995                  $(1,015,257)

    Total Unrealized Depreciation on
    Forward Foreign Exchange Contracts--Net
    (US$ Commitment--$76,918,447)                                $(1,015,257)
                                                                 ===========

  ++Non-income producing security.
++++Investments in companies 5% or more of whose outstanding securities are held by the Company (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of
    1940) is as follows:


                                       Net Share         Net           Dividend
    Industry        Affiliate          Activity          Cost           Income

    Educational/    Acclaim
    Entertainment   Entertainment,
    Software        Inc.               605,000       $ 9,376,747            --
    Microcomputer   Creative
    Software        Technology Ltd.    275,500         3,011,641            --

    Total                                            $23,901,441
                                                     ===========



See Notes to Financial Statements.




STATEMENT OF ASSETS AND LIABILITIES
                    As of September 30, 1995
Assets:             Investments, at value (identified cost--$1,019,491,879)(Note 1a)                      $1,231,743,356
                    Cash                                                                                       6,575,406
                    Receivables:
                      Capital shares sold                                                $    3,565,532
                      Securities sold                                                         1,100,000
                      Dividends                                                                 138,806        4,804,338
                                                                                         --------------
                    Deferred organization expenses (Note 1f)                                                      52,762
                    Prepaid registration fees and other assets (Note 1f)                                          42,505
                                                                                                          --------------
                    Total assets                                                                           1,243,218,367
                                                                                                          --------------


Liabilities:        Unrealized depreciation on forward foreign exchange contracts
                    (Note 1b)                                                                                  1,015,257
                    Payables:
                      Securities purchased                                                   34,138,750
                      Capital shares redeemed                                                 9,371,060
                      Investment adviser (Note 2)                                               939,204
                      Distributor (Note 2)                                                      653,318       45,102,332
                                                                                         --------------
                    Accrued expenses and other liabilities                                                       401,534
                                                                                                          --------------
                    Total liabilities                                                                         46,519,123
                                                                                                          --------------

Net Assets:         Net assets                                                                            $1,196,699,244
                                                                                                          ==============


Net Assets          Class A Shares of Common Stock, $0.10 par value,
Consist of:         100,000,000 shares authorized                                                         $    4,869,444
                    Class B Shares of Common Stock, $0.10 par value,
                    300,000,000 shares authorized                                                             11,907,979
                    Class C Shares of Common Stock, $0.10 par value,
                    100,000,000 shares authorized                                                                612,937
                    Class D Shares of Common Stock, $0.10 par value,
                    300,000,000 shares authorized                                                                778,890
                    Paid-in capital in excess of par                                                         908,341,481
                    Accumulated investment loss--net                                                          (5,197,546)
                    Undistributed realized capital gains on investments
                    and foreign currency transactions--net                                                    64,149,449
                    Unrealized appreciation on investments and foreign
                    currency transactions--net                                                               211,236,610
                                                                                                          --------------
                    Net assets                                                                            $1,196,699,244
                                                                                                          ==============


Net Asset           Class A--Based on net assets of $326,839,026 and 48,694,436
Value:              shares outstanding                                                                    $         6.71
                                                                                                          ==============
                    Class B--Based on net assets of $777,809,284 and 119,079,791
                    shares outstanding                                                                    $         6.53
                                                                                                          ==============
                    Class C--Based on net assets of $39,850,226 and 6,129,373
                    shares outstanding                                                                    $         6.50
                                                                                                          ==============
                    Class D--Based on net assets of $52,200,708 and 7,788,894
                    shares outstanding                                                                    $         6.70
                                                                                                          ==============



                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS
                    For the Six Months Ended September 30, 1995
Investment          Interest and discount earned                                                          $    4,918,576
Income:             Dividends (net of $13,009 foreign withholding tax)                                           420,612
                                                                                                          --------------
                    Total income                                                                               5,339,188
                                                                                                          --------------


Expenses:           Investment advisory fees (Note 2)                                                          5,126,318
                    Account maintenance and distribution fees--Class B (Note 2)                                3,369,416
                    Transfer agent fees--Class B (Note 2)                                                        838,351
                    Transfer agent fees--Class A (Note 2)                                                        297,316
                    Custodian fees                                                                               191,683
                    Printing and shareholder reports                                                             190,763
                    Account maintenance and distribution fees--Class C (Note 2)                                  149,666
                    Registration fees (Note 1f)                                                                  113,869
                    Account maintenance fees--Class D (Note 2)                                                    51,766
                    Accounting services (Note 2)                                                                  48,933
                    Transfer agent fees--Class D (Note 2)                                                         43,877
                    Professional fees                                                                             41,390
                    Transfer agent fees--Class C (Note 2)                                                         39,170
                    Amortization of organization expenses (Note 1f)                                               12,509
                    Directors' fees and expenses                                                                   9,566
                    Pricing fees                                                                                     184
                    Other                                                                                         11,957
                                                                                                          --------------
                    Total expenses                                                                            10,536,734
                                                                                                          --------------
                    Investment loss--net                                                                      (5,197,546)
                                                                                                          --------------


Realized &          Realized gain from:
Unrealized Gain on    Investments--net                                                   $  114,352,922
Investments &         Foreign currency transactions--net                                      3,109,589      117,462,511
Foreign Currency                                                                         --------------
Transactions        Change in unrealized appreciation on:
--Net (Notes          Investments--net                                                      210,211,696
1b, 1c,               Foreign currency transactions--net                                      6,618,930      216,830,626
1e & 3):                                                                                 --------------   --------------
                    Net Increase in Net Assets Resulting from Operations                                  $  329,095,591
                                                                                                          ==============


                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                          For the Six        For the
                                                                                          Months Ended      Year Ended
                                                                                            Sept. 30,        March 31,
                    Increase (Decrease) in Net Assets:                                        1995             1995
Operations:         Investment income (loss)--net                                        $   (5,197,546)  $    1,661,432
                    Realized gain on investments and foreign currency
                    transactions--net                                                       117,462,511          870,828
                    Change in unrealized appreciation/depreciation on
                    investments and foreign currency transactions--net                      216,830,626      (29,622,966)
                                                                                         --------------   --------------
                    Net increase (decrease) in net assets resulting from
                    operations                                                              329,095,591      (27,090,706)
                                                                                         --------------   --------------


Dividends &         Investment income--net:
Distributions to      Class A                                                                        --       (1,262,702)
Shareholders          Class B                                                                        --         (287,745)
(Note 1g):            Class C                                                                        --          (41,855)
                      Class D                                                                        --          (69,130)
                    In excess of investment income--net:
                      Class A                                                                        --         (280,276)
                      Class B                                                                        --          (63,869)
                      Class C                                                                        --           (9,290)
                      Class D                                                                        --          (15,345)
                    Realized gain on investments--net:
                      Class A                                                                        --       (2,232,025)
                      Class B                                                                        --       (4,866,620)
                      Class C                                                                        --          (81,670)
                      Class D                                                                        --         (110,609)
                    In excess of realized gain on investments--net:
                      Class A                                                                        --      (16,321,125)
                      Class B                                                                        --      (35,585,943)
                      Class C                                                                        --         (597,190)
                      Class D                                                                        --         (808,804)
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                                    --      (62,634,198)
                                                                                         --------------   --------------


Capital Share       Net increase (decrease) in net assets derived from capital
Transactions        shares transactions                                                     (57,424,866)     615,613,902
(Note 4):                                                                                --------------   --------------

Net Assets:         Total increase in net assets                                            271,670,725      525,888,998
                    Beginning of period                                                     925,028,519      399,139,521
                                                                                         --------------   --------------
                    End of period                                                        $1,196,699,244   $  925,028,519
                                                                                         ==============   ==============

                    See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS
                                                                                                Class A**
                                                                                                               For the
                    The following per share data and ratios have been         For the                           Period
                    derived from information provided in the                 Six Months                       April 27,
                    financial statements.                                      Ended         For the Year     1992++ to
                                                                             Sept. 30,      Ended March 31,   March 31,
                    Increase (Decrease) in Net Asset Value:                     1995       1995        1994      1993
Per Share           Net asset value, beginning of period                      $   4.89   $   5.17    $   5.08   $   3.83
Operating                                                                     --------   --------    --------   --------
Performance:        Investment income (loss)--net                                 (.01)       .05        (.01)        --
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net                            1.83        .11        1.51       1.59
                                                                              --------   --------    --------   --------
                    Total from investment operations                              1.82        .16        1.50       1.59
                                                                              --------   --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net                                        --       (.02)         --         --
                      In excess of investment income--net                           --       (.01)         --         --
                      Realized gain on investments--net                             --       (.05)      (1.41)      (.34)
                      In excess of realized gain on investments--net                --       (.36)         --         --
                                                                              --------   --------    --------   --------
                    Total dividends and distributions                               --       (.44)      (1.41)      (.34)
                                                                              --------   --------    --------   --------
                    Net asset value, end of period                            $   6.71   $   4.89    $   5.17   $   5.08
                                                                              ========   ========    ========   ========


Total Investment    Based on net asset value per share                          37.22%+++   2.86%      35.68%     42.09%+++
Return:***                                                                    ========   ========    ========   ========

Ratios to Average   Expenses                                                     1.33%*     1.33%       1.35%      1.59%*
Net Assets:                                                                   ========   ========    ========   ========
                    Investment income (loss)--net                                (.29%)*     .87%       (.11%)      .04%*
                                                                              ========   ========    ========   ========


Supplemental        Net assets, end of period (in thousands)                  $326,839   $254,188    $174,809   $100,830
Data:                                                                         ========   ========    ========   ========
                    Portfolio turnover                                          79.96%    175.57%     350.64%    482.79%
                                                                              ========   ========    ========   ========



                                                                                                Class B**
                                                                                                                For the
                    The following per share data and ratios have been         For the                            Period
                    derived from information provided in the                 Six Months                        April 27,
                    financial statements.                                      Ended           For the Year    1992++ to
                                                                             Sept. 30,       Ended March 31,   March 31,
                    Increase (Decrease) in Net Asset Value:                     1995        1995        1994      1993
Per Share           Net asset value, beginning of period                      $   4.78   $   5.08    $   5.03   $   3.83
Operating                                                                     --------   --------    --------   --------
Performance:        Investment loss--net                                          (.04)      (.01)       (.05)      (.04)
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net                            1.79        .11        1.48       1.58
                                                                              --------   --------    --------   --------
                    Total from investment operations                              1.75        .10        1.43       1.54
                                                                              --------   --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net                                        --         --++++      --         --
                      In excess of investment income--net                           --         --++++      --         --
                      Realized gain on investments--net                             --       (.05)      (1.38)      (.34)
                      In excess of realized gain on investments--net                --       (.35)         --         --
                                                                              --------   --------    --------   --------
                    Total dividends and distributions                               --       (.40)      (1.38)      (.34)
                                                                              --------   --------    --------   --------
                    Net asset value, end of period                            $   6.53   $   4.78    $   5.08   $   5.03
                                                                              ========   ========    ========   ========


Total Investment    Based on net asset value per share                          36.61%+++   1.78%      34.22%     40.77%+++
Return:***                                                                    ========   ========    ========   ========


Ratios to Average   Expenses, excluding account maintenance and
Net Assets:         distribution fees                                            1.36%*     1.38%       1.36%      1.53%*
                                                                              ========   ========    ========   ========
                    Expenses                                                     2.36%*     2.38%       2.36%      2.53%*
                                                                              ========   ========    ========   ========
                    Investment income (loss)--net                               (1.33%)*    (.10%)      (1.08)      .93%*
                                                                              ========   ========    ========   ========

Supplemental        Net assets, end of period (in thousands)                  $777,809   $614,935    $224,330   $ 57,592
Data:                                                                         ========   ========    ========   ========
                    Portfolio turnover                                          79.96%    175.57%     350.64%    482.79%
                                                                              ========   ========    ========   ========


                                                                                   Class C**             Class D**
                                                                                          For the                For the
                    The following per share data and ratios have              For the      Period    For the      Period
                    been derived from information provided in the             Six Months   Oct. 21,  Six Months   Oct. 21,
                    financial statements.                                      Ended     1994++ to    Ended     1994++ to
                    financial statements.                                    Sept. 30,   March 31,  Sept. 30,   March 31,
                                                                                1995       1995         1995      1995
Per Share           Net asset value, beginning of period                      $   4.76   $   5.75   $    4.89  $    5.88
Operating                                                                     --------   --------    --------   --------
Performance:        Investment loss--net                                          (.04)        --        (.02)      (.02)
                    Realized and unrealized gain (loss) on
                    investments and foreign currency transactions--net            1.78       (.62)       1.83       (.60)
                                                                              --------   --------    --------   --------
                    Total from investment operations                              1.74       (.62)       1.81       (.62)
                                                                              --------   --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net                                        --       (.02)         --       (.02)
                      In excess of investment income--net                           --       (.01)         --       (.01)
                      Realized gain on investments--net                             --       (.04)         --       (.04)
                      In excess of realized gain on investments--net                --       (.30)         --       (.30)
                                                                              --------   --------    --------   --------
                    Total dividends and distributions                               --       (.37)         --       (.37)
                                                                              ========   ========    ========   ========
                    Net asset value, end of period                            $   6.50   $   4.76    $   6.70   $   4.89
                                                                              ========   ========    ========   ========


Total Investment    Based on net asset value per share                          36.55%+++ (11.11%)+++  37.01%+++ (10.76%)+++
Return:***                                                                    ========   ========    ========   ========


Ratios to Average   Expenses, excluding account maintenance and
Net Assets:         distribution fees                                            1.38%*     1.59%*      1.33%*     1.55%*
                                                                              ========   ========    ========   ========
                    Expenses                                                     2.38%*     2.59%*      1.58%*     1.80%*
                                                                              ========   ========    ========   ========
                    Investment loss--net                                        (1.33%)*    (.02%)*     (.54%)*    (.81%)*
                                                                              ========   ========    ========   ========

Supplemental        Net assets, end of period (in thousands)                  $ 39,850   $ 23,259    $ 52,201   $ 32,646
Data:                                                                         ========   ========    ========   ========
                    Portfolio turnover                                          79.96%    175.57%      79.96%    175.57%
                                                                              ========   ========    ========   ========



                  ++Commencement of Operations.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.
                   *Annualized.
                  **Based on average shares outstanding during the period.
                 ***Total investment returns exclude the effect of sales loads.

                    See Notes to Financial Statements.





NOTES TO FINANCIAL STATEMENTS


1. Signiflcant Accounting Policies:
Merrill Lynch Technology Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Company offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation, and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of securities--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Company's Board of Directors.

(b) Derivative financial instruments--The Company may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Company may purchase or sell futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Company deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Company agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Company as unrealized gains or losses. When the contract is closed, the Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Company is authorized to write and purchase call and put options. When the Company writes an option, an amount equal to the premium received by the Company is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Company enters into a closing transaction), the Company realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction is exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Company is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Company's records. However, the effect on operations is recorded from the date the Company enters into such contracts. Premium or discount is amortized over the life of the contracts.

* Foreign currency options and futures--The Company may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Company, sold by the Company but not yet delivered, or committed or anticipated to be purchased by the Company.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend date, except if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Company is informed of the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions to shareholders--Dividends and distributions paid by the Company are recorded on the ex-dividend dates. Distributions in excess of net investment income and realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Company has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Company's portfolio and provides the administrative services necessary for the operation of the Company. As compensation for its services to the Company, MLAM receives monthly compensation at the annual rate of 1.0% of the average daily net assets of the Company. Certain states in which shares of the Company are qualified for sale impose limitations on the expenses of the Company. The most restrictive annual expense limitation requires that MLAM reimburse the Company to the extent that expenses (excluding interest, taxes, distribution fees, brokerage fees and commissions, and extraordinary items) exceed 2.5% of the Company's first $30 million of average daily net assets, 2.0% of the Company's next $70 million of average daily net assets, and 1.5% of the average daily net assets in excess thereof. MLAM's obligation to reimburse the Company is limited to the amount of the investment advisory fee. No fee payment will be made to MLAM during any fiscal year which will cause such expenses to exceed the most restrictive expense limitation applicable at the time of such payment.

NOTES TO FINANCIAL STATEMENTS (concluded)]


Pursuant to the distribution plans (the "Distribution Plans") adopted by the Company, pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Company pays the Distributor an ongoing account maintenance fee and distribution fee. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                         Account       Distribution
                                     Maintenance Fee       Fee

Class B                                     0.25%          0.75%
Class C                                     0.25%          0.75%
Class D                                     0.25%           --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Company. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended September 30, 1995, MLFD earned underwriting discounts and commissions and MLPF&S earned dealer concessions on sales of the Company's Class A and Class D Shares as follows:


                                       MLFD          MLPF&S

Class A                               $ 3,995       $ 49,866
Class D                               $13,226       $220,333


For the six months ended September 30, 1995, MLPF&S received contingent deferred sales charges of $1,658,484 and $36,198 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $10,605 in commissions on the execution of portfolio security transactions for the six months ended
September 30, 1995.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

Accounting services are provided to the Company by MLAM at cost.

Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLPF&S, MLFDS, MLFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 1995 were $798,482,143 and $698,872,413, respectively.

Net realized and unrealized gains (losses) as of September 30, 1995 were as follows:


                                          Realized       Unrealized
                                       Gains (Losses)  Gains (Losses)

Long-term investments                   $114,353,437   $212,251,477
Short-term investments                          (515)            --
Forward foreign exchange contracts         3,074,940     (1,015,257)
Foreign currency transactions                 34,649            390
                                        ------------   ------------
Total                                   $117,462,511   $211,236,610
                                        ============   ============


As of September 30, 1995, net unrealized appreciation for Federal income tax purposes aggregated $212,251,477, of which $230,833,040 related to appreciated securities and $18,581,563 related to depreciated securities. The aggregate cost of investments at September 30, 1995 for Federal income tax purposes was $1,019,491,879.


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions was $(57,424,866) and $615,613,902 for the six months ended September 30, 1995 and the year ended March 31, 1995, respectively.

Transactions in capital shares for each class were as follows:

Class A Shares for the Six Months                   Dollar
Ended September 30, 1995              Shares        Amount

Shares sold                         6,330,896   $ 35,563,482
Shares redeemed                    (9,633,863)   (53,879,741)
                                 ------------   ------------
Net decrease                       (3,302,967)  $(18,316,259)
                                 ============   ============



Class A Shares for the Year                         Dollar
Ended March 31, 1995                  Shares        Amount

Shares sold                        31,862,508   $174,435,046
Shares issued to shareholders
in reinvestment of dividends and
distributions                       3,494,000     17,829,324
                                 ------------   ------------
Total issued                       35,356,508    192,264,370
Shares redeemed                   (17,158,170)   (92,814,537)
                                 ------------   ------------
Net increase                       18,198,338   $ 99,449,833
                                 ============   ============



Class B Shares for the
Six Months Ended                                    Dollar
September 30, 1995                    Shares        Amount

Shares sold                        24,752,107    $140,016,402
Automatic conversion of shares       (798,947)    (4,160,528)
Shares redeemed                   (33,475,351)  (187,753,418)
                                 ------------   ------------
Net decrease                       (9,522,191)  $(51,897,544)
                                 ============   ============

Class B Shares for the
Year Ended                                          Dollar
March 31, 1995                        Shares        Amount

Shares sold                       110,181,775   $589,755,859
Shares issued to shareholders
in reinvestment of dividends and
distributions                       7,328,692     36,567,423
                                 ------------   ------------
Shares redeemed                   (31,692,920)  (163,195,508)
Automatic conversion
of shares                          (1,346,902)    (7,153,389)
                                 ------------   ------------
Net increase                       84,470,645   $455,974,385
                                 ============   ============



Class C Shares for the
Six Months Ended                                    Dollar
September 30, 1995                    Shares        Amount

Shares sold                         2,696,966   $ 14,763,092
Shares redeemed                    (1,453,995)    (7,863,744)
                                 ------------   ------------
Net increase                        1,242,971   $  6,899,348
                                 ============   ============



Class C Shares for the Period
October 21, 1994++ to                               Dollar
March 31, 1995                        Shares        Amount

Shares sold                         5,309,942   $ 27,166,187
Shares issued to shareholders
in reinvestment of dividends and
distributions                         128,715        635,854
                                 ------------   ------------
Total issued                        5,438,657     27,802,041
Shares redeemed                      (552,255)    (2,727,441)
                                 ------------   ------------
Net increase                        4,886,402   $ 25,074,600
                                 ============   ============

[FN]
++Commencement of Operations.

Class D Shares for the
Six Months Ended                                    Dollar
September 30, 1995                    Shares        Amount

Shares sold                         5,682,126   $ 31,904,889
Automatic conversion of shares        779,903      4,160,528
                                 ------------   ------------
Total issued                        6,462,029     36,065,417
Shares redeemed                    (5,352,731)   (30,175,828)
                                 ------------   ------------
Net increase                        1,109,298   $  5,889,589
                                 ============   ============



Class D Shares for the Period
October 21, 1994++ to                               Dollar
March 31, 1995                        Shares        Amount

Shares sold                         8,332,225   $ 43,660,136
Automatic conversion of shares      1,316,991      7,153,389
Shares issued to shareholders
in reinvestment of dividends and
distributions                         174,684        883,900
                                 ------------   ------------
Total issued                        9,823,900     51,697,425
Shares redeemed                    (3,144,304)   (16,582,341)
                                 ------------   ------------
Net increase                        6,679,596   $ 35,115,084
                                 ============   ============

[FN]
++Commencement of Operations.

PORTFOLIO CHANGES

For the Quarter Ended September 30, 1995


Additions

Bay Networks Inc.
Bolt Beranek and Newman, Inc.
Cirrus Logic, Inc.
cisco Systems, Inc.
FTP Software, Inc.
Novell, Inc.
Stratacom, Inc.
Tellabs, Inc.


Deletions

Koyo Seiko Co., Ltd.
Tivoli Systems, Inc.